Capital Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Capital Stock

Note 14 – Capital Stock

Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock, $0.0001 par value, of which three shares were designated as Series A Preferred Stock and 2,000,000 were designated as Series B Preferred stock, the balance of 2,999,997 shares of preferred stock were undesignated as of December 31, 2021.

The holders of Series A Preferred Stock have no dividend rights, liquidation preference and conversion rights. As long as any shares of Series A Preferred Stock remain issued and outstanding, the holders of Series A Preferred Stock have the right to vote on all shareholder matters equal to sixty percent (60%) of the total vote. At the option of the Company, Series A Preferred Stock is redeemable at $1.00 per share.

The holders of Series B Preferred Stock have the same dividend rights as common stockholders on a fully converted basis, are entitled to receive pari passu with any distribution of any of the assets of the Company to the holders of the Company’s common stock, but not prior to any holders of senior securities. Each share of Series B Preferred Stock may be converted, at the option of the holder thereof, into that number of shares of common stock of the Company as equals $1.00 divided by 90% of the average of the volume weighted average prices (“VWAP”) of the Company’s common stock, for the five trading days immediately preceding the date the notice of conversion is received, subject to the limit of 4.999% of the Company’s outstanding shares of common stock. The holders of Series B Preferred Stock have no voting rights.

On May 15, 2020, the Company entered into a Securities Purchase Agreement with GCN as described in greater detail in “Note 1 Summary of Significant Account Policies – Organization, Ownership and Business”. Pursuant to the SPA, the Company acquired a 51% interest in Life Guru from GCN in consideration for 500,000 shares of Series B Convertible Preferred Stock, which had an agreed upon value of $500,000 ($1.00 per share), and agreed to issue GCN up to an additional 1,500,000 shares of Series B Convertible Preferred Stock (with an agreed upon value of $1,500,000) upon reaching certain milestones. The fair value of the first 500,000 shares of the Company’s Series B Preferred Stock at grant date was $605,488, a result of market price per common share at the grant date times the equivalent number of common shares after the conversion of Series B Preferred Stock. Such 500,000 initial shares of Series B Preferred Stock were subsequently converted to common stock in June 2020, as discussed below.

On May 20, 2020, the Company issued one share of its newly designated shares of Series A Preferred Stock to each of the three members of its then Board of Directors, (1) Jacob D. Cohen, (2) Esteban Alexander and (3) Luis Alan Hernandez, in consideration for services rendered to the Company as members of the Board of Directors. Such shares of Series A Preferred Stock vote in aggregate sixty percent (60%) of the total vote on all shareholder matters, voting separately as a class. Notwithstanding such voting rights, no change in control of the Company was deemed to have occurred in connection with the issuance since Messrs. Cohen, Alexander and Hernandez, own in aggregate 68% of the Company’s outstanding common stock and therefore controlled the Company prior to such issuance. The shares of Series A Preferred Stock held by Mr. Alexander and Mr. Hernandez were cancelled on November 6, 2020 pursuant to the Stock Purchase Agreements dated October 2, 2020, and as such, a change of control occurred on such date, with Mr. Cohen taking over voting control of the Company, and serving between December 15, 2020 and October 19, 2021, as the sole officer and director of the Company.

During the first quarter of 2021, the Company issued 500,000 Series B Preferred Stock shares for reaching the first milestone (milestone (a)). The fair value of 500,000 shares of the Company’s Series B Preferred Stock issued at closing, valued on such grant date was $601,852, which equaled the market price per common share on the grant multiplied by the equivalent number of common shares which would be issuable upon conversion of Series B Preferred Stock. This amount was expensed as in process research and development. The shareholder then elected to convert the Series B Preferred Stock to 2,057,613 shares of common stock.

As of December 31, 2021 and December 31, 2020, there was one share of Series A Preferred Stock and no shares of Series B Preferred Stock issued and outstanding.

Common Stock

The Company is authorized to issue up to 195,000,000 shares of common stock, $0.0001 par value, of which 84,445,067 shares were issued and outstanding at December 31, 2021 and 55,066,855 were issued and outstanding at December 31, 2020.

On January 12, 2021, the Company issued 708,750 common shares and paid $50,000 to settle a note with an unrelated party, dated August 11, 2020, under the terms and conditions of convertible notes as issued. The Company recorded a loss on loan settlement of $58,059.

On February 2, 2021, the Company issued 200,000 shares of the Company’s common stock to a non-related third-party investor in exchange for $100,000 in cash.

In the first quarter of 2021, the Company issued 11,800,000 shares of the Company’s common stock in consideration for services performed by employees and non-employee consultants. The shares were valued at $4,223,390 based on the market price on the date of agreements.

In the first quarter of 2021, the Company issued 2,730,548 common shares to investors in exchange for $502,050 of principal and accrued interest owed under the terms and conditions of convertible notes as issued.

In the first quarter of 2021, the Company issued 500,000 shares of Series B Preferred Shares to a third party for services related to research and development. The shares were subsequently converted into 2,057,613 shares of common stock. The shares were valued at $601,582, under the terms and conditions of agreement.

In the second quarter of 2021, the Company issued 3,800,894 common shares to investors in exchange for $416,636 of principal and accrued interest owed under the terms and conditions of convertible notes as issued.

In the third quarter of 2021, the Company issued 915,000 shares of the Company’s common stock in consideration for services performed by employees and non-employee consultants. The shares were valued at $68,609 based on the market price on the date of agreements.

In the third quarter of 2021, the Company issued 3,049,304 common shares to investors in exchange for $156,204 of principal and accrued interest owed under the terms and conditions of convertible notes outstanding.

In the fourth quarter, the Company issued 1,151,678 shares of the Company’s common stock in consideration for services performed by employees and non-employee consultants. The shares were valued at $92,293 based on the market price on the date of agreements.

In the fourth quarter of 2021, the Company issued 2,964,425 common shares to investors in exchange for $153,580 of principal and accrued interest owed under the terms and conditions of convertible notes outstanding.